INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	$ 31,289	$ 29,130	$ 27,859
Set-off against deferred income tax liabilities	(31,289)	(29,130)	(27,859)
Deferred income tax assets-per balance sheet	0	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(44,252)	(46,552)	(48,027)
Set-off of deferred income tax assets	31,289	29,130	27,859
Deferred income tax liabilities-per balance sheet	(12,963)	(17,422)	(20,168)
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	381	977	889
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(42,313)	(44,042)	(45,581)
Post-employment benefits
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	600	617	645
Reclamation Obligations
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	8,798	8,296	8,217
Other liabilities
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	0	0	237
Tax loss carry forwards
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	13,346	11,718	11,790
Other
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	8,164	7,522	6,081
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,203)	(1,132)	(1,254)
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(742)	(741)	(744)
Investments
Deferred income tax liabilities:
Deferred income tax liabilities-gross	29	(651)	(368)
Investments in associates
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ (23)	$ 14	$ (80)